Group Subsidiaries and Holdings - Associates and Equity Investments at FVOCI (Details)	12 Months Ended
Dec. 31, 2019
Armaron Bio Ltd
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	22.07%
Dizal (Jiangsu) Pharmaceutical Co., Ltd.
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	43.60%
Apollo Therapeutics LLP7
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	25.00%
C.C.Global Chemicals Company
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	37.50%
Viela Bio, Inc.
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	28.75%
Sweden Orphan Biovitrum AB
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	8.06%
ADC Therapeutics Sarl
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	6.66%
Circassia Pharmaceuticals PLC
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	18.90%
AbMed Corporation
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	18.00%
Aevi Genomic Medicine Inc
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	16.70%
Affinita Biotech Inc.
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	16.23%
Aristea Therapeutics, Inc.
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	15.00%
Baergic Bio Inc
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	19.95%
Corvidia Corporation
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	12.00%
Entasis Therapeutics Limited
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	16.29%
Moderna Therapeutics Inc.
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	7.65%
PhaseBio Pharmaceuticals, Inc.
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	10.44%